PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
PROPERTY AND EQUIPMENT, NET
Machinery and equipment	$ 1,103,319	$ 1,114,242
Property and equipment, gross	1,720,967	1,761,479
Less: accumulated depreciation	(1,121,136)	(784,359)
Total property and equipment, net	599,831	977,120
Depreciation, Depletion and Amortization	387,779	379,947	$ 295,040
Electric equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	46,264	46,393
Office furniture
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	51,213	53,854
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	250,933	263,871
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	$ 269,238	$ 283,119